OTHER ACCOUNTS RECEIVABLE, NET - Others (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other accounts receivables [Line Items]
Customers	$ 85,402
Value added taxes	82,553	$ 39,098
Joint operations	15,811
Transactions between ATM´s	15,241
Deficiency in savings accounts	12,398	6,864
Transitional account	9,631
Clearance of accounts	5,835
Chargebacks	5,078
Transaction fees	4,730	4,731
Joint ventures	4,489	5,172
Operative process	2,486	4,486
SIIF condonations	2,235	2,219
Company merger	1,503
ACH, PSE, CENIT fees		4,988
Credit card brands compensations		3,247
Others	161,028	32,057
Total	$ 408,420	$ 102,862